Supplement dated May 1, 2006
                    To The Prospectuses Dated May 1, 2006 For
                                PERSPECTIVE II(R)
                            PERSPECTIVE ADVISORS IISM
                             PERSPECTIVESM L SERIES
                                  PERSPECTIVESM
                              DEFINED STRATEGIESSM
                             PERSPECTIVE ADVISORSSM
                             PERSPECTIVE ADVANTAGESM

              Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  Through JACKSON NATIONAL SEPARATE ACCOUNT - I
                      JACKSON NATIONAL SEPARATE ACCOUNT III
                       JACKSON NATIONAL SEPARATE ACCOUNT V

       Or Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                        Through JNLNY SEPARATE ACCOUNT I
                            JNLNY SEPARATE ACCOUNT II

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

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UNDER THE "TAXES" SECTION, PLEASE ADD THE FOLLOWING HEADING BEFORE THE
"TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS" SECTION:

CONTRACT OWNER TAXATION

AT THE END OF THE "TAXES" SECTION, PLEASE ADD THE FOLLOWING:

JNL TAXATION

         We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

         In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called "Federal (DAC) tax charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

(To be used with VC4224 Rev. 05/06, VC5869 Rev. 05/06, VC5890 Rev. 05/06, VC3656
Rev. 05/06, VC3652 Rev. 05/06, VC3657 Rev. 05/06, VC3723 Rev. 05/06, NV4224 Rev.
05/06,  NV5869 Rev. 05/06,  NV5890 Rev. 05/06,  NV3174CE Rev. 05/06, NV3174 Rev.
05/06 and NV3784 Rev. 05/06)

                                                                     V6005 05/06